Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee
Personnel expenses
Salaries and wages	€ 6,356	€ 6,456	€ 6,275
Share-based payment expenses	62	99	130
Pension and other post-employment benefit expenses, net	465	445	458
Social security costs	952	845	951
Total personnel expenses	7,835	7,845	7,814
Equity-settled awards	€ 62	€ 97	€ 119
Average number of employees | employee	103,083	101,731	102,687